Income tax expense - Unrealizable temporary differences (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 510,185	₩ 332,384
Tax loss carry forward	0	62,963
Taxable temporary differences	(10,417,258)	(10,335,041)
Total	(9,907,073)	₩ (9,939,694)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	477,836
Temporary Differences For Which No Deferred Tax Liability Is Recognised	32,349
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	10,417,258
Temporary Differences Associated With Others
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 0